Contract Assets and Contract Liabilities - Summary of Contract Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of contract assets [line items]
Less: Current portion	¥ (823)	$ (126)	¥ (1,308)
Contract assets	103		595
Contract assets from bundle sales of mobile handsets and provision of service, net of allowance [member]
Disclosure of contract assets [line items]
Contract assets	832		1,856
Others [Member]
Disclosure of contract assets [line items]
Contract assets	94		47
Sub-total [Member]
Disclosure of contract assets [line items]
Contract assets	¥ 926		¥ 1,903